19. RELATED PARTY BALANCES AND TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Due to affiliates	¥ 1,836,203	¥ 1,900,533
Mr. Li
Due to affiliates	62,748	996
Alliance Rich
Due to affiliates	22	29,534
Hebei Kaiyuan
Due to affiliates	32,229	29,873
Honest Best Int’l Ltd.
Due to affiliates	76	80
Smart Success
Due to affiliates	11,812	477,518
Ruituo
Due to affiliates	0	214,783
Beiguo Mall Xinji Branch
Due to affiliates	¥ 1,729,316	¥ 1,147,749